CREDIT FACILITIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit Facilities
Interest expense	$ 331,277	$ 398,963	$ 248,103